Cover	Jun. 06, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 06, 2023
Entity Registrant Name	SONDER HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39907
Entity Tax Identification Number	85-2097088
Entity Address, Address Line One	500 E 84th Ave., Suite A-10
Entity Address, City or Town	Thornton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80229
City Area Code	617
Local Phone Number	300-0956
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819395
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SOND
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	SONDW
Security Exchange Name	NASDAQ